Share-Based Payments (Details)					1 Months Ended		12 Months Ended
	Oct. 01, 2024	Oct. 01, 2023	Oct. 01, 2022	Oct. 01, 2021	Apr. 30, 2020 USD ($)	Oct. 31, 2019	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Nov. 22, 2022 shares	Jan. 12, 2021 shares	Dec. 31, 2020 USD ($) shares	Oct. 31, 2020 shares
Share-Based Payments (Details) [Line Items]
Ordinary shares issued							50,000,000				50,000,000
Shares options percentage	10.00%	10.00%	30.00%	50.00%
Expense from share-based payment transactions with employees							¥ 15,208,000	$ 2,205,000	¥ 53,933,000	$ 8,360,000
Restricted shares outstanding							101,666	101,666
Number of shares issued														4,856,273
Share Option [Member]
Share-Based Payments (Details) [Line Items]
Shares options outstanding							2,012,336	2,012,336
Share Option Agreement [Member]
Share-Based Payments (Details) [Line Items]
Percentage of total number of shares on listing dates granted as share options						3.00%
Increase in exercise price of share options | $					$ 7,500,000
Weighted average fair value at measurement date, share options granted | $														$ 3,182,000
Share Option Agreement [Member] | Share Option [Member]
Share-Based Payments (Details) [Line Items]
Share options							1,125,334				1,125,334
2020 ESOP Plan [Member]
Share-Based Payments (Details) [Line Items]
Exercise price, share options granted | $ / shares								$ 0.01
Weighted average fair value at measurement date, share options granted | $														$ 10,950,000
On Full Exercise of Outstanding Share Options and Restricted Shares [Member]
Share-Based Payments (Details) [Line Items]
Additional paid-in capital							¥ 13,672				$ 2,000
Capital reserve							¥ 51,366,455				$ 7,514,000
Class A Ordinary Shares [Member]
Share-Based Payments (Details) [Line Items]
Ordinary shares issued							41,718,902				41,718,902
Number of shares issued												500,000	5,000,000
Class A Ordinary Shares [Member] | 2020 ESOP Plan [Member]
Share-Based Payments (Details) [Line Items]
Ordinary shares issued															1,227,000
Class A Ordinary Shares [Member] | On Full Exercise of Outstanding Share Options and Restricted Shares [Member]
Share-Based Payments (Details) [Line Items]
Number of shares issued							2,114,002				2,114,002
Class A Restricted Shares [Member] | 2020 ESOP Plan [Member]
Share-Based Payments (Details) [Line Items]
Share options							101,666				101,666